VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.2%
Argentina: 4.4%
MercadoLibre, Inc. (USD) *	3,370	$4,441,862
Brazil: 7.9%
Clear Sale SA *	441,400	492,917
Fleury SA *	248,400	711,612
Infracommerce CXAAS SA *	202,400	68,685
JSL SA	962,700	1,253,602
Locaweb Servicos de Internet SA 144A *	197,200	186,366
Movida Participacoes SA	661,000	1,055,054
NU Holdings Ltd. (USD) *	75,000	357,000
Rede D’Or Sao Luiz SA 144A *	146,700	614,766
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA *	1,125,600	2,964,764
Vasta Platform Ltd. (USD) * †	62,012	199,059
Westwing Comercio Varejista Ltda *	236,000	54,944
		7,958,769
China: 30.5%
A-Living Smart City Services Co. Ltd. (HKD) 144A	1,052,250	912,211
China Animal Healthcare Ltd. (HKD) *∞	3,588,969	0
China Education Group Holdings Ltd. (HKD) †	2,865,000	2,757,550
Fu Shou Yuan International Group Ltd. (HKD)	997,000	806,700
Ganfeng Lithium Group Co. Ltd.	107,340	1,039,705
JD.com, Inc. (HKD)	45,819	1,000,512
Jinxin Fertility Group Ltd. (HKD) 144A	525,000	353,263
KE Holdings, Inc. (ADR) *	58,000	1,092,720
Meituan (HKD) 144A *	32,720	593,613
Ming Yang Smart Energy Group Ltd.	165,000	541,335
NetEase, Inc. (HKD)	75,500	1,332,792
Pharmaron Beijing Co. Ltd. (HKD) 144A	122,750	513,715
Ping An Bank Co. Ltd.	1,134,970	2,067,834
Prosus NV (EUR)	64,528	5,052,801
Shandong Head Group Co. Ltd.	114,000	372,817
Shanghai Baosight Software Co. Ltd.	228,951	1,940,120
Shenzhen Inovance Technology Co. Ltd.	99,000	1,014,040
Shenzhou International Group Holdings Ltd. (HKD)	61,000	639,900
Sungrow Power Supply Co. Ltd.	100,000	1,528,968
Tencent Holdings Ltd. (HKD)	25,200	1,231,506
Topsports International Holdings Ltd. (HKD) 144A	576,000	525,054
Wuxi Biologics Cayman, Inc. (HKD) 144A *	218,500	1,346,388
	Number of Shares	Value
China (continued)
Wuxi Shangji Automation Co. Ltd.	69,620	$1,035,580
Yifeng Pharmacy Chain Co. Ltd.	85,607	721,650
Yum China Holdings, Inc. (HKD)	15,230	953,813
Zai Lab Ltd. (HKD) *	137,500	458,230
Zhejiang Huayou Cobalt Co. Ltd.	61,900	495,912
Zhejiang Supcon Technology Co. Ltd. *	23,000	348,742
		30,677,471
Egypt: 1.6%
Cleopatra Hospital *	3,136,135	449,484
Commercial International Bank Egypt SAE	726,503	1,202,455
		1,651,939
Georgia: 3.5%
Bank of Georgia Group Plc (GBP)	85,700	2,910,634
Georgia Capital Plc (GBP) *	60,700	587,804
		3,498,438
Germany: 1.1%
Delivery Hero SE 144A *	33,600	1,146,260
Greece: 0.4%
Eurobank Ergasias Services and Holdings SA *	280,000	370,995
Hungary: 0.9%
OTP Bank Nyrt	31,500	899,309
India: 13.8%
Cholamandalam Investment and Finance Co. Ltd.	119,400	1,107,530
Delhivery Ltd. *	156,091	626,572
HDFC Bank Ltd.	125,200	2,461,697
HDFC Bank Ltd. (ADR)	37,700	2,513,459
Oberoi Realty Ltd.	88,000	904,374
Phoenix Mills Ltd.	73,800	1,166,539
Reliance Industries Ltd.	173,133	4,922,751
Sterling and Wilson Renewable *	50,000	181,278
		13,884,200
Indonesia: 1.4%
Bank BTPN Syariah Tbk PT	9,950,000	1,453,634
Kazakhstan: 2.6%
Kaspi.kz JSC (USD) (GDR)	35,240	2,660,620
Kuwait: 0.5%
Humansoft Holding Co. KSC *	40,455	513,622
Mexico: 2.8%
Qualitas Controladora SAB de CV †	98,783	630,687
Regional SAB de CV	289,800	2,213,706
		2,844,393
Philippines: 4.9%
Bloomberry Resorts Corp. *	9,210,000	1,666,226

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VANECK VIP EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Philippines (continued)
International Container Terminal Services, Inc.	828,200	$3,251,834
		4,918,060
Poland: 1.0%
InPost SA (EUR) *	110,500	1,010,564
Russia: 0.0%
Detsky Mir PJSC 144A *∞	784,200	0
Fix Price Group Plc (USD) (GDR) *∞	269,400	0
Sberbank of Russia PJSC *∞	340,256	0
Yandex NV (USD) *∞	27,437	0
		0
South Africa: 0.3%
Transaction Capital Ltd.	365,924	261,165
South Korea: 4.1%
Doosan Fuel Cell Co. Ltd. *	25,500	661,213
LG Chem Ltd.	5,100	2,800,887
Samsung Biologics Co. Ltd. 144A *	1,160	703,150
		4,165,250
Taiwan: 11.3%
Chroma ATE, Inc.	183,000	1,069,999
MediaTek, Inc.	79,000	2,048,163
Poya International Co. Ltd.	64,162	1,205,439
Taiwan Semiconductor Manufacturing Co. Ltd.	355,000	6,221,235
Wiwynn Corp.	21,000	779,130
		11,323,966
Tanzania: 1.2%
Helios Towers Plc (GBP) *	916,071	1,174,374
Turkey: 4.3%
Agesa Hayat ve Emeklilik AS	212,296	272,291
MLP Saglik Hizmetleri AS 144A *	564,140	2,088,713
Sok Marketler Ticaret AS *	709,968	1,074,039
Tofas Turk Otomobil Fabrikasi AS	93,000	907,373
		4,342,416
	Number of Shares	Value
United Arab Emirates: 0.3%
Americana Restaurants International Plc *	266,900	$276,893
United Kingdom: 0.4%
Hirco Plc *∞	1,235,312	2
ReNew Energy Global Plc (USD) * †	79,000	443,980
		443,982
Total Common Stocks (Cost: $110,137,946)		99,918,182

PREFERRED SECURITIES: 3.8%
Brazil: 0.5%
Raizen SA	846,000	475,707
South Korea: 3.3%
Samsung Electronics Co. Ltd.	81,200	3,379,106
Total Preferred Securities (Cost: $5,749,724)		3,854,813
Total Investments Before Collateral for Securities Loaned: 103.0% (Cost: $115,887,670)		103,772,995

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0% (Cost: $996,020)
State Street Navigator Securities Lending Government Money Market Portfolio	996,020	996,020
Total Investments: 104.0% (Cost: $116,883,690)		104,769,015
Liabilities in excess of other assets: (4.0)%		(4,063,771)
NET ASSETS: 100.0%		$100,705,244

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,829,363.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $8,983,499, or 8.9% of net assets.
2

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	21.9%	$22,741,620
Financials	18.6	19,310,201
Information Technology	18.6	19,195,083
Industrials	14.6	15,124,805
Health Care	7.0	7,239,320
Energy	5.2	5,398,459
Materials	4.5	4,709,321
Real Estate	3.9	4,075,845
Communication Services	3.6	3,738,672
Consumer Staples	1.7	1,795,689
Utilities	0.4	443,980
	100.0%	$103,772,995
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